RELATED PARTIES - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 30, 2015	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Management Fee Agreement 2015 | Cerberus
Related Party Transaction [Line Items]
Extended term of management agreement	4 years
Annual management fee	$ 13,750	$ 13,750
Consulting Services
Related Party Transaction [Line Items]
Fees paid to related party		300	$ 500	$ 500
Information Technology Advisory and Implementation Services
Related Party Transaction [Line Items]
Fees paid to related party		$ 4,400